FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  March 31, 2008

           Check here if Amendment [ ]; Amendment Number: ___________

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.



              Institutional Investment Manager Filing this Report:


                             Name: Stephen Feinberg

           Address: 299 Park Avenue, 22nd Floor, New York, NY  10171
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                         Form 13F File Number: 28-06882
                        ---------------------------------

         The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:


Name:    Stephen Feinberg
         -----------------------

Title:   Investment Manager
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Phone:   (212) 891-2100
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Signature, Place, and Date of Signing:

/s/ Stephen Feinberg                     New York, NY               05/15/08
---------------------------        ------------------------   ------------------
[Signature]                            [City, State]                 [Date]


Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number:  28-4341
                       ------------

Name:  J. Ezra Merkin*
       --------------------

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:         1*
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Form 13F Information Table Entry Total:   11
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Form 13F Information Table Value Total:   $ 709,354 (thousands)
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List of Other Included Managers:

                         Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

          No.   1*
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          Form 13F File Number:  28-4341
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          Name:    J. Ezra Merkin
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*Mr. Stephen Feinberg shares investment discretion with Mr. J. Ezra Merkin over certain securities, and such securities are not included herein, but are reported on the Form 13F filed by Mr. Merkin.

                           FORM 13F INFORMATION TABLE


                                STEPHEN FEINBERG
                                    FORM 13F
                                 March 31, 2008


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    Column 1                     Column 2         Column 3    Column 4        Column 5       Column 6   Column 7        Column 8

                                 Title of                    Value      Shares or  SH/ Put/  Investment Other      Voting Authority
  Name of Issuer                  Class           CUSIP     (x$1000)    Prin. Amt. PRN Call  Discretion Managers  Sole  Shared  None
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AERCAP HOLDINGS NV             SHS               N00985106   $ 532,023   30,262,966  SH       SOLE      N/A      30,262,966
ALLIANCE IMAGING INC           COM NEW           018606202   $      93       10,776  SH       SOLE      N/A         412,346
BIOSPHERE MEDICAL INC          COM               09066V103   $   7,157    1,559,268  SH       SOLE      N/A       1,559,268
BLUELINX HLDGS INC             COM               09624H109   $  86,924   18,100,000  SH       SOLE      N/A      18,100,000
CALPINE CORP                   COM NEW           131347304   $  39,985    2,170,736  SH       SOLE      N/A         138,308
CONSECO INC                    COM NEW           208464883   $   8,372    2,092,953  SH       SOLE      N/A       2,092,953
CONSECO INC                    *W EXP 09/10/200  208464123   $      53      108,891  SH       SOLE      N/A         108,891
GRAPHIC PACKAGING CORP DEL     COM               388688103   $   1,245      426,453  SH       SOLE      N/A         426,453
MOLECULAR INSIGHT PHARM INC    COM               60852M104   $  25,274    3,738,738  SH       SOLE      N/A       3,738,738
NEXTWAVE WIRELESS INC          COM               65337Y102   $   4,080      807,989  SH       SOLE      N/A         807,989
TERRESTAR CORP                 COM               881451108   $   4,148      850,000  SH       SOLE      N/A         850,000